Balance Sheets (Parenthetical)	Sep. 30, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2016 $ / shares shares
Stock Transactions, Parenthetical Disclosures [Abstract]
Preferred Stock Series A Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series A shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares issued	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares outstanding	1,000,000	1,000,000	1,000,000
Preferred Stock Series B Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series B shares authorized	5,000,000	5,000,000	9,000,000
Preferred Stock Series B shares outstanding	0	0	5,000,000
Preferred Stock Series C Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series C shares authorized	2,000,000	2,000,000	1,107,607
Preferred Stock Series C shares issued	0	0	0
Preferred Stock Series C shares outstanding	0	0	0
Preferred Stock Series D shares authorized	2,000,000	2,000,000	2,000,000
Preferred Stock Series D Par value	0.001	0.001	0.001
Preferred Stock Series D shares outstanding	0	0	0
Preferred Stock Series E Par value	0.10%	0.10%
Preferred Stock Series E shares outstanding	789,474	0
Common Stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	950,000,000	800,000,000	600,000,000
Common Stock, shares issued	793,266,046	537,989,764	400,356,154
Common Stock, shares outstanding	793,266,046	537,989,764	400,356,154